Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended
	Oct. 01, 2025 USD ($)	Mar. 21, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares	Oct. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 20, 2025 shares	Feb. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares shares	Mar. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 27, 2023 $ / shares
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $					$ 5,800	$ 0
Exercise price (in dollars per share) | $ / shares		$ 0.01									$ 0.01		$ 11.5
Preferred stock, shares authorized (in shares)					25,000,000				25,000,000
Related Party | Other Debt Payable
Subsequent Event [Line Items]
Principal and accrued interest | $		$ 4,227
Series B Preferred Stock
Subsequent Event [Line Items]
Debt converted, shares issued (in shares)		4,227
Exercise price (in dollars per share) | $ / shares					$ 0.01				$ 0.01
Preferred stock, shares authorized (in shares)					29,737				29,737			25,510
Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of warrants (in shares)		1,268,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 0.01
Warrant expiration period		5 years
Service agreement option exercisable date	Mar. 31, 2026
Service agreement expiration date	Sep. 01, 2026
Subsequent Event [Member] | Related Party | Other Debt Payable
Subsequent Event [Line Items]
Principal and accrued interest | $		$ 4,227
Subsequent Event [Member] | Series B Preferred Stock
Subsequent Event [Line Items]
Debt converted, shares issued (in shares)		4,227
Preferred stock, shares authorized (in shares)		29,737					25,510
Subsequent Event [Member] | Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Number of warrants (in shares)		1,268,100
Subsequent Event [Member] | Bank #5 | Notes Payable to Banks
Subsequent Event [Line Items]
Debt instrument, back end fee, percentage		0.03
Debt instrument, debt covenant, loan-to-value ratio threshold, percentage		0.85
Subsequent Event [Member] | SpinCo.
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares								$ 0.001
Private Placement | Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares										$ 0.0001
Number of warrants (in shares)										5,000,000
Private Placement | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of stock (in shares)			2,000,000
Exercise price (in dollars per share) | $ / shares			$ 2.9
Proceeds from issuance of common stock | $			$ 5,800
Volato Group, Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Asset acquisition contingent consideration liability | $	$ 4,100
Volato Group, Inc [Member] | Subsequent Event [Member] | Common Class A
Subsequent Event [Line Items]
Asset acquisition consideration transferred equity interest issued and issuable | $				$ 2,100
Asset acquisition, consideration transferred, equity interest, number of shares issued				432,099